Advances For Vessels Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]

Balance, December 31, 2012	339,552
Pre-delivery installments	572,496
Capitalized interest and finance costs	7,845
Other capitalized costs	10,090
Transferred to vessels, net	(689,112)
Balance, December 31, 2013	240,871
Pre-delivery installments	57,048
Capitalized interest and finance costs	1,306
Other capitalized costs	704
Sale and leaseback (Note 12)	(299,929)
Balance, December 31, 2014	-